Revenue (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 11,402,935	$ 5,901,899	$ 21,241,015	$ 17,285,302	$ 22,927,415	$ 16,683,570